Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Tax Expense Benefit	The tax expense (benefit) comprises:

	Years Ended December 31,
	2011	2012
	$	$
Current Tax	9,436,752	9,455,994
Deferred Tax	(1,657,344)	(476,345)

Total	7,779,408	8,979,649

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2011	2012
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.27%	0.95%
Effect of uncertain tax positions	0.53%	(0.48%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(1.52%)	0.72%
Effect of nondeductible accumulative losses	—	1.68%
Effect of others	0.21%	0.85%

	24.49%	28.72%

Principal Components of Deferred Income Tax Asset and Liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Accrued expenses	2,489,684	3,104,439
Tax loss carry forward	544,771	1,054,789
Unrealized other income	475,835	414,217
Others	58,040	17,569

Gross deferred tax assets	3,568,330	4,591,014
Valuation allowance	—	(527,040)

Net deferred tax assets	3,568,330	4,063,974

Analysis as:
Current	3,030,342	2,958,158
Non-current	537,988	1,105,816

Deferred tax liabilities:
Unrealized investment income	131,943	120,266

Total deferred tax liabilities	131,943	120,266

Analysis as:
Current	131,943	120,266
Non-current	—	—

Movement of Uncertain Tax Positions

The movement of the Group’s uncertain tax positions is summarized as follows:

$
Unrecognized tax benefit—December 31, 2009	1,223,250
Gross increases—accrued interest in current period	98,579
Settlements	—
Exchange rate translation	42,293

Unrecognized tax benefit—December 31, 2010	1,364,122
Gross increases—accrued interest in current period	168,926
Settlements	—
Exchange rate translation	61,549

Unrecognized tax benefit—December 31, 2011	1,594,597
Gross increases—accrued interest in current period	169,389
Settlements	—
Reverse due to lapse of statute of limitations	(322,378)
Exchange rate translation	10,289

Unrecognized tax benefit—December 31, 2012	1,451,897